Intangible Assets (Details) - Schedule of Amortization Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amortization Expenses [Abstract]
General and administrative expenses	$ 98,200	$ 78,616	$ 22,179
General and administrative expenses [Member]
Schedule of Amortization Expenses [Abstract]
General and administrative expenses	$ 98,200	$ 78,616	$ 22,179